LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease, Cost	Operating lease expense was as follows (in thousands):

Year Ended December 31, 2022
Rent expense	$11,946
Variable lease payments	$429
Supplemental information related to the Company’s operating leases was as follows:

As of December 31, 2022
Weighted-average remaining lease term (in years)	8.2
Weighted-average discount rate	5.7%

Year Ended December 31, 2022
(in thousands)
Cash paid within operating cash flows	$11,192
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$68,819

Lessee, Operating Lease, Liability, Maturity
As of December 31, 2022, future minimum lease commitments under non-cancelable operating leases were as follows (in thousands):

2023	$11,526
2024	8,859
2025	7,888
2026	7,888
2027	7,339
Thereafter	29,035
Total	72,535
Less: imputed interest	(14,908)
Total operating lease liabilities	$57,627

As previously disclosed in "Note 8. Commitments and Contingencies" to Notes to Consolidated Financial Statements included in the Company’s Registration Statement on Form F-4 and under the previous lease accounting standard, future minimum payments related to operating leases as of December 31, 2021 are as follows:

2022	$8,589
2023	7,832
2024	5,762
2025	4,793
2026	4,847
Thereafter	17,151
Total	$48,974